PROVISIONS AND CONTINGENT LIABILITIES (Details 1) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	$ 6,701,643	$ 6,344,004
Not later than one month [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	960,268	635,033
Later than one month and not later than three months [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	1,230,687	959,385
Later than three months and not later than one year [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	2,946,250	3,007,832
Later than three years and not later than five years [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	149,238	367,298
Later than five years [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	191,139	146,167
Later than one year and not later than three years [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	$ 1,224,061	$ 1,228,289